(Re)Insurance contracts and investment contracts with discretionary participation features - Summary of Maturity Analysis Contractual Service Margin (Detail) - Insurance contracts other than those to which premium allocation approach has been applied [member] - EUR (€)
€ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Insurance contracts issued [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	€ 8,406	€ 8,964
Insurance contracts issued [member] | Not later than 1 year [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	864	922
Insurance contracts issued [member] | 1-2 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	780	832
Insurance contracts issued [member] | 2-3 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	705	752
Insurance contracts issued [member] | 3-4 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	638	679
Insurance contracts issued [member] | 4-5 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	577	614
Insurance contracts issued [member] | 5-10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	2,108	2,261
Insurance contracts issued [member] | 10-20 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	1,856	2,009
Insurance contracts issued [member] | Later than 20 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	879	896
Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	585	237
Reinsurance contracts held [member] | Not later than 1 year [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	37	0
Reinsurance contracts held [member] | 1-2 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	36	1
Reinsurance contracts held [member] | 2-3 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	35	4
Reinsurance contracts held [member] | 3-4 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	34	6
Reinsurance contracts held [member] | 4-5 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	34	7
Reinsurance contracts held [member] | 5-10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	146	49
Reinsurance contracts held [member] | 10-20 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	172	106
Reinsurance contracts held [member] | Later than 20 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin after tax	€ 91	€ 63